******************************* FORM N-PX REPORT *******************************

ICA File Number: 811-23084
Reporting Period: 07/01/2020 - 06/30/2021
Series Portfolio Trust

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX
ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number 811-23084

615 East Michigan Street
Milwaukee, WI  53202
(Address of principal executive offices) (Zip code)

Ryan Roell, President
Series Portfolios Trust c/o
U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI 53202
(Name and address of agent for service)

Registrant's telephone number, including area code: 414-765-6839


Date of fiscal year end: December 31

Date of reporting period: July 1, 2020 to June 30, 2021

Item 1. Proxy Voting Record.


=================== MProved Systematic Merger Arbitrage Fund ===================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



==================== MProved Systematic Multi-Strategy Fund ====================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

========== END NPX REPORT


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registranthas duly caused this report to be signed on its behalf by the undersigned,thereunto duly authorized.


(Registrant) Series Portfolios Trust

By (Signature and Title)* /s/ Ryan Roell
                          Ryan Roell
                          President


Date: 08/24/2021

* Print the name and title of each signing officer under his or her